Subsequent events (Narrative) (Details) - CAD ($)		1 Months Ended			3 Months Ended
	Mar. 08, 2022	Mar. 31, 2022	Mar. 29, 2022	Feb. 23, 2022	Mar. 31, 2022
Disclosure of non-adjusting events after reporting period [line items]
Mixed decision - share grant permitted	536,979
Subsequent events
Disclosure of non-adjusting events after reporting period [line items]
Consideration for the sale of the Facility and the Facility Property				$ 16,500,000
Subsequent events | Class B Common Shares
Disclosure of non-adjusting events after reporting period [line items]
Shares repurchased and cancelled			504,888		1,524,700
Shares issued for service		70,179